INCOME TAX - Applicable fees for other countries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Explanation of applicable rates
Applicable tax rate	30.00%	30.00%	31.00%	32.00%
Peru | 2018 [Member]
Explanation of applicable rates
Applicable tax rate					29.50%
Peru | 2019 [Member]
Explanation of applicable rates
Applicable tax rate					29.50%
Panama | 2018 [Member]
Explanation of applicable rates
Applicable tax rate					25.00%
Panama | 2019 [Member]
Explanation of applicable rates
Applicable tax rate					25.00%
Panama | 2020 onwards [Member]
Explanation of applicable rates
Applicable tax rate					25.00%
El Salvador [Member] | 2018 [Member]
Explanation of applicable rates
Applicable tax rate					30.00%
El Salvador [Member] | 2019 [Member]
Explanation of applicable rates
Applicable tax rate					30.00%
El Salvador [Member] | 2020 onwards [Member]
Explanation of applicable rates
Applicable tax rate					30.00%
Guatemala | 2018 [Member]
Explanation of applicable rates
Applicable tax rate					25.00%
Guatemala | 2019 [Member]
Explanation of applicable rates
Applicable tax rate					25.00%
Guatemala | 2020 onwards [Member]
Explanation of applicable rates
Applicable tax rate					25.00%